Average Annual Total Returns	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares 1 Year	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares 5 Years	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares 10 Years	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares After Taxes on Distributions 1 Year	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares After Taxes on Distributions 5 Years	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares After Taxes on Distributions 10 Years	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares After Taxes on Distributions and Sales 1 Year	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares After Taxes on Distributions and Sales 5 Years	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares After Taxes on Distributions and Sales 10 Years	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) 1 Year	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) 5 Years	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) 10 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares 1 Year	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares 5 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares 10 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares After Taxes on Distributions 1 Year	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares After Taxes on Distributions 5 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares After Taxes on Distributions 10 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares After Taxes on Distributions and Sales 1 Year	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares After Taxes on Distributions and Sales 5 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares After Taxes on Distributions and Sales 10 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) 1 Year	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) 5 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) 10 Years	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares 1 Year	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares 5 Years	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares 10 Years	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares After Taxes on Distributions 1 Year	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares After Taxes on Distributions 5 Years	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares After Taxes on Distributions 10 Years	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares After Taxes on Distributions and Sales 1 Year	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares After Taxes on Distributions and Sales 5 Years	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares After Taxes on Distributions and Sales 10 Years	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) 1 Year
CRA Institutional Shares Prospectus
COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
5 Years

CRA Institutional Shares Prospectus
COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
10 Years
																																					CCM Prospectus CCM Alternative Income Fund Institutional Shares 1 Year	CCM Prospectus CCM Alternative Income Fund Institutional Shares 5 Years	CCM Prospectus CCM Alternative Income Fund Institutional Shares Since Inception		CCM Prospectus CCM Alternative Income Fund Institutional Shares Inception Date	CCM Prospectus CCM Alternative Income Fund Institutional Shares After Taxes on Distributions 1 Year	CCM Prospectus CCM Alternative Income Fund Institutional Shares After Taxes on Distributions 5 Years	CCM Prospectus CCM Alternative Income Fund Institutional Shares After Taxes on Distributions Since Inception		CCM Prospectus CCM Alternative Income Fund Institutional Shares After Taxes on Distributions Inception Date	CCM Prospectus CCM Alternative Income Fund Institutional Shares After Taxes on Distributions and Sales 1 Year	CCM Prospectus CCM Alternative Income Fund Institutional Shares After Taxes on Distributions and Sales 5 Years	CCM Prospectus CCM Alternative Income Fund Institutional Shares After Taxes on Distributions and Sales Since Inception		CCM Prospectus CCM Alternative Income Fund Institutional Shares After Taxes on Distributions and Sales Inception Date	CCM Prospectus CCM Alternative Income Fund Citigroup 3-Month U. S. Treasury Bill Index 1 Year	CCM Prospectus CCM Alternative Income Fund Citigroup 3-Month U. S. Treasury Bill Index 5 Years	CCM Prospectus CCM Alternative Income Fund Citigroup 3-Month U. S. Treasury Bill Index Since Inception		CCM Prospectus CCM Alternative Income Fund Citigroup 3-Month U. S. Treasury Bill Index Inception Date
Total	5.43%	1.96%	2.58%	4.44%	1.01%	1.57%	3.21%	1.07%	1.58%	6.67%	2.59%	3.15%	5.44%	2.07%	2.69%	4.40%	1.07%	1.64%	3.21%	1.13%	1.64%	6.67%	2.59%	3.15%	5.91%	2.42%	3.05%	4.72%	1.27%	1.85%	3.49%	1.33%	1.86%	6.67%	2.59%	3.15%	8.85%	2.84%	3.20%	[1]	May 31, 2013	7.04%	1.30%	1.81%	[1]	May 31, 2013	2.69%	1.23%	1.84%	[1]	May 31, 2013	2.25%	1.05%	0.80%	[1]	May 31, 2013

[1]	The Fund’s inception date is May 31, 2013.